 Fount Metaverse ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.7%

Australia — 1.9%

Consumer Discretionary — 1.9%
Aristocrat Leisure	3,543	$85,179

China — 8.5%

Communication Services — 5.7%
Baidu, Cl A *	4,900	74,737
Bilibili, Cl Z *	3,740	60,914
NetEase	4,600	77,918
Weibo, Cl A *	3,520	50,811
		264,380
Consumer Discretionary — 1.1%
Pop Mart International Group	22,000	48,338
Information Technology — 1.7%
Xiaomi, Cl B *	57,200	75,553
		388,271

France — 1.0%

Communication Services — 1.0%
Ubisoft Entertainment *	1,620	45,820

Hong Kong — 0.9%

Consumer Discretionary — 0.9%
Haichang Ocean Park Holdings *	191,000	38,550

Japan — 17.1%

Communication Services — 10.9%
Capcom	3,000	116,809
Koei Tecmo Holdings	4,800	80,633
Konami Group	1,200	63,472
Nexon	3,600	73,332
Square Enix Holdings	1,700	76,048
Toho	2,100	82,518
		492,812
Consumer Discretionary — 6.2%
Bandai Namco Holdings	3,300	77,259
Oriental Land	3,200	119,718
Sega Sammy Holdings	4,500	87,317
		284,294
		777,106
Description	Shares	Fair Value

Netherlands — 1.7%

Communication Services — 1.7%
Universal Music Group	3,971	$78,319

Russia — 0.0%

Communication Services — 0.0%
VK GDR (A) (B) *	11,294	113
Yandex, Cl A (A) (B) *	3,751	38
		151

South Korea — 10.7%

Communication Services — 10.7%
HYBE Co Ltd *	453	93,518
Kakao	1,320	55,893
Kakao Games *	1,662	48,648
Krafton *	405	57,702
NAVER	398	59,824
NCSoft	231	55,868
Netmarble	1,253	52,773
Pearl Abyss *	1,637	61,546
		485,772

Sweden — 2.9%

Communication Services — 0.5%
Embracer Group, Cl B *	9,426	21,613

Consumer Discretionary — 2.4%
Evolution	848	111,076
		132,689

United Kingdom — 0.7%

Communication Services — 0.7%
Future PLC	3,352	29,995

United States — 54.3%

Communication Services — 26.9%
Activision Blizzard *	1,261	101,132
Alphabet, Cl A *	1,728	212,319
Bumble, Cl A *	2,933	44,875
Electronic Arts	671	85,888
Meta Platforms, Cl A *	1,002	265,249
Pinterest, Cl A *	4,367	104,546
Playtika Holding *	5,756	57,733
ROBLOX, Cl A *	2,906	121,645
Snap, Cl A *	6,201	63,250

 Fount Metaverse ETF

Schedule of Investments

May 31, 2023 (Unaudited) (Concluded)

Description	Shares	Fair Value

Communication Services (continued)
Take-Two Interactive Software *	707	$97,375
Warner Music Group, Cl A	2,828	69,145
		1,223,157
Consumer Discretionary — 8.4%
Cedar Fair	1,730	77,193
DraftKings, Cl A *	6,186	144,381
SeaWorld Entertainment *	1,552	86,540
Six Flags Entertainment *	2,839	72,536
		380,650
Information Technology — 19.0%
Adobe *	304	127,008
Apple	3,346	593,079
AppLovin, Cl A *	2,168	54,222
Dolby Laboratories, Cl A	1,087	89,710
		864,019
		2,467,826

Total Common Stock
(Cost $6,353,102)		4,529,678

SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency Portfolio, CI Institutional, 5.040%(C)	14,508	14,508

Total Short-Term Investment (Cost $14,508)		14,508

Total Investments - 100.0% (Cost $6,367,610)		$4,544,186

Percentages are based on Net Assets of $4,544,819

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security is fair valued.
(C)	The rate reported is the 7-day effective yield as of May 31, 2023.

Cl — Class
GDR — Global Depositary Receipt
PLC — Public Limited Company

FIC-QH-001-0400